GOVERNMENT CONTRIBUTION PLAN (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 62,846	$ 22,098